Share-Based Compensation - Compensation Expense and Information on Non-Vested Shares (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation	$ 4.5	$ 4.8	$ 10.1	$ 9.1
Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested, Shares, Beginning balance			0.9
Unvested, Weighted-average grant-date fair value, Beginning balance			$ 32.53
Forfeited, Shares			(0.1)
Forfeited, Weighted-average grant-date fair value			$ 31.74
Vested, Shares			(0.2)
Vested, Weighted-average grant-date fair value			$ 31.71
Granted, Shares			0.5
Granted, Weighted-average grant-date fair value			$ 27.13
Unvested, Shares, Ending balance	1.1		1.1
Unvested, Weighted-average grant-date fair value, Ending balance	$ 30.12		$ 30.12
Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unvested, Shares, Beginning balance			0.8
Unvested, Weighted-average grant-date fair value, Beginning balance			$ 34.06
Forfeited, Shares			0.0
Forfeited, Weighted-average grant-date fair value			$ 32.58
Vested, Shares			(0.2)
Vested, Weighted-average grant-date fair value			$ 29.35
Granted, Shares			0.6
Granted, Weighted-average grant-date fair value			$ 27.26
Unvested, Shares, Ending balance	1.2		1.2
Unvested, Weighted-average grant-date fair value, Ending balance	$ 31.48		$ 31.48
Deferred Compensation, Share-based Payments [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vested, Shares, Ending Balance	0.1		0.1
One year vest [Member] | Restricted Stock Units (RSUs) [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year
Three year graded vest [Member] | Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years